Investment Objectives and Goals - Janus Henderson U.S. Equity Enhanced Income ETF	Mar. 23, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Janus Henderson U.S. Equity Enhanced Income ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	Janus Henderson U.S. Equity Enhanced Income ETF seeks current income and long-term capital growth.